Subsequent Events (Details Textual) - USD ($)			1 Months Ended			4 Months Ended	5 Months Ended	6 Months Ended
	Apr. 07, 2017	Apr. 04, 2017	Aug. 12, 2017	Apr. 30, 2017	Jan. 18, 2017	May 05, 2017	Dec. 31, 2016	Jun. 30, 2017
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues								$ 3,318,664
Adjustments to Additional Paid in Capital, Other		$ 446,000
Stock Issued During Period, Value, Issued for Services								$ 200,880
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							1,169,607
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.20
Scenario, Forecast [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						1,725,000
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 1.14
Non Cash Expenses [Member]
Subsequent Event [Line Items]
Adjustments to Additional Paid in Capital, Other		201,000
Minimum [Member] | Scenario, Forecast [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights						1.00
Minimum [Member] | Stock Incentive Plan [Member] | Scenario, Forecast [Member]
Subsequent Event [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price						1.15
Maximum [Member] | Scenario, Forecast [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 1.33
Maximum [Member] | Stock Incentive Plan [Member] | Scenario, Forecast [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						1,124,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price						$ 1.23
MDB Capital Group Llc [Member]
Subsequent Event [Line Items]
Payments for Brokerage Fees		$ 188,250
Stock Issued During Period, Shares, Issued for Services		162,000
Private Placement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		3,765,000
Share Price		$ 1.00
Proceeds from Issuance of Private Placement		$ 3,765,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues					8,929
Stock Issued During Period Per Share Value Of New Issues					$ 1.05
Stock Issued During Period, Value, New Issues					$ 9,375
Share Price		$ 1.00
Proceeds from Issuance of Private Placement		$ 3,765,000		$ 3,500,000
Adjustments to Additional Paid in Capital, Other		424,000
Class of Warrant or Right,Expiration Term	5 years
Class of Warrant or Right,Vesting Term	3 years
Subsequent Event [Member] | Stock Incentive Plan [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			17,959
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price			$ 1.50
Subsequent Event [Member] | Non Cash Expenses [Member]
Subsequent Event [Line Items]
Adjustments to Additional Paid in Capital, Other		201,000
Subsequent Event [Member] | MDB Capital Group Llc [Member]
Subsequent Event [Line Items]
Payments for Brokerage Fees		$ 188,250
Stock Issued During Period, Shares, Issued for Services		162,000
Stock Issued During Period, Value, Issued for Services		$ 3,500,000
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		3,765,000
Director One [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues					2,976
Two Directors [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues							$ 6,250
Two Directors [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues					5,953